HSBC Holdings balance sheet - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Items in the course of collection from other banks	£ 2,285	£ 346	£ 243
Trading assets	79,878	83,706
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	15,881	18,649
Derivatives	225,238	141,221
Loans and advances to banks	17,109	10,784
Loans and advances to customers	72,614	91,177
Reverse repurchase agreements	53,949	54,448
Financial investments	32,604	41,300
Prepayments, accrued income and other assets	61,379	43,118
Current tax assets	595	1,135
Goodwill and intangible assets	1,167	894
Deferred tax assets	1,279	599
Total assets	717,353	596,611
Liabilities
Deposits by banks	20,836	32,188
Customer accounts	215,948	205,241
Repurchase agreements – non-trading	32,901	27,259
Items in the course of transmission to other banks	2,226	489	290
Trading liabilities	41,265	46,433
Financial liabilities designated at fair value	27,287	33,608
Derivatives	218,867	139,368
Debt securities in issue	7,268	9,428
Accruals, deferred income and other liabilities	66,945	43,456
Current tax liabilities	130	97
Provisions	424	562	861
Subordinated liabilities	14,528	12,488
– total liabilities	693,337	572,896
Equity
– called up share capital	797	797
– share premium account	420	0
– other equity instruments	3,930	3,722
– other reserves	(6,368)	(5,670)
– retained earnings	25,096	24,735
Total equity	24,016	23,715	£ 23,849	£ 24,012
Total liabilities and equity	£ 717,353	£ 596,611